UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ___________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001703020

Harben Finance 2017-1 plc

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ______________

Alex Seddon, 44 20 75483733

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited

Schedule 1—Narrative Report

Schedule 2—Data Report

Schedule 3—Exception Report

99.2	Disclosures required by Rule 15Ga-2 for KPMG LLP

Schedule 1—Agreed Upon Procedures Letter

99.3	Disclosures required by Rule 15Ga-2 for Rockstead Limited

Schedule 1—Portfolio Review and Due Diligence Report

Schedule 2—Final Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 6, 2017

PRUDENTIAL LOAN INVESTMENTS 1 S.À R.L.
(Securitizer)

By:	/s/ Alex Seddon
Name: Alex Seddon Title: A Manager

By:	/s/ Ingrid Moinet
Name: Ingrid Moinet Title: B Manager

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited

Schedule 1—Narrative Report

Schedule 2—Data Report

Schedule 3—Exception Report

99.2	Disclosures required by Rule 15Ga-2 for KPMG LLP

Schedule 1—Agreed Upon Procedures Letter

99.3	Disclosures required by Rule 15Ga-2 for Rockstead Limited

Schedule 1—Portfolio Review and Due Diligence Report

Schedule 2—Final Report